FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 13, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Federated Floating Rate Strategic Income Fund

Class R6 Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 165 under the Securities Act of 1933 and Amendment No. 158 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on December 15, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

If you have any questions on the enclosed material, please contact me at (724) 720-8828.

Very truly yours,

/s/ Terri L. Kerr

Terri L. Kerr

Senior Paralegal

Enclosures